Century Capital Management, LLC
100 Federal Street, 29th Floor
Boston, MA  02110

September 3, 2010

BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549-0213

Re:           Century Capital Management Trust
                                  (File Nos. 333-86067 and 811-09561)

Dear Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Century Capital Management Trust (the “Trust”) is Post-Effective Amendment No. 24 to the Trust’s Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No. 26 to the Trust’s Registration Statement under the Investment Company Act of 1940 on Form N-1A (the “Amendment”).

This Amendment is being filed for the purpose of adding a new series of the Trust.

If you have any questions or need clarification concerning the foregoing or this transmission, please call the undersigned at (617) 701-5115.

Very truly yours,

/s/ Maureen E. Kane

Maureen E. Kane

Enclosures